Annual Operating Expenses {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio K PRO-08 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Class K	Sep. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.68%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.73%

[1]

(a)The management fee is comprised of a basic fee of 0.57% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Nasdaq Composite Index®. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.